Rule 24f-2 Notice
for The Berwyn Fund, Inc.
File #2-88860




1. The fiscal year for which the notice is filed is calendar year 1995;

2. The Fund did not have any securities registered under the Securities
     Act of 1933 other than pursuant to this section;

3. No securities were registered during 1995 other than pursuant to this section;

4. The amount of securities sold during 1995 was $47,688.680;

5. The amount of securities sold in reliance upon registration pursuant to
     Rule 24f-2 was $28,797,039. The fee due pursuant to Rule 24f-2(c) is
     $9,930.01.




                                   Robert E. Killen
                                   Robert E. Killen
                                   President
                                   The Berwyn Fund, Inc.





1.   Calculation of Fee

     Proceeds from Sales $41,209,893
     Dividends Reinvested     6,478,787
     Redemptions in 1995 (18,891,641)
     Amount sold pursuant to 24f-2  $28,797,039

     Section 6(b) charge $   9,930.01